Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Foreign exchange forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	¥ 2,222,218	¥ 2,243,501
Foreign currency denominated financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	152,851	192,039
Carrying value [member] | Foreign exchange forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	29,303	18,370
Carrying amounts, Liabilities	22,745	56,850
Carrying value [member] | Foreign currency denominated financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	0	0
Carrying amounts, Liabilities	¥ 152,851	¥ 192,039